SCHEDULE OF WARRANTS OUTSTANDING (Details)	9 Months Ended
	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2026
Exercise price | $ / shares	$ 23.20
Number of warrants outstanding	12,800	12,800
Warrant two [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2028
Exercise price | $ / shares	$ 5.6925
Number of warrants outstanding	256,000	256,000
Warrant three [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2027
Exercise price | $ / shares	$ 8.44
Number of warrants outstanding	26,800	26,800
Warrant four [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2029
Exercise price | $ / shares		$ 4.4025
Number of warrants outstanding	474,332	474,332
Warrant five [member]
IfrsStatementLineItems [Line Items]
Date issued	Apr. 29, 2024
Expiry date	Apr. 29, 2029
Exercise price | $ / shares	$ 5.625
Number of warrants outstanding	540,541	540,541
Warrant six [member]
IfrsStatementLineItems [Line Items]
Date issued	Apr. 29, 2024
Expiry date	Apr. 29, 2024
Exercise price | $ / shares	$ 11.06
Number of warrants outstanding	27,028	27,028
Warrant seven [Member]
IfrsStatementLineItems [Line Items]
Date issued	Aug. 21, 2024
Expiry date	Aug. 21, 2027
Exercise price | $ / shares		$ 5.12
Number of warrants outstanding	33,334	33,334
Warrant eight [member]
IfrsStatementLineItems [Line Items]
Date issued	Aug. 21, 2024
Expiry date	Aug. 21, 2029
Exercise price | $ / shares		$ 5.12
Number of warrants outstanding	666,667	666,667
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,037,502	2,037,502